Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [Abstract]
Revenue	$ 815,779	$ 554,155	$ 1,487,001	$ 1,102,065
Hafnia Vessels and TC Vessels [Member]
Revenue [Abstract]
Revenue	505,660	346,564	918,583	686,907
Revenue from Voyage Charter [Member]
Revenue [Abstract]
Revenue	449,930	307,055	811,568	611,858
Revenue from Time Charter [Member]
Revenue [Abstract]
Revenue	55,730	39,509	107,015	75,049
External Vessels in Disponent-Owner Pools [Member]
Revenue [Abstract]
Revenue	$ 310,119	$ 207,591	$ 568,418	$ 415,158